Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Share capital [Member]	Option reserves [Member]	Warrants reserves [Member]	Convertible debenture reserves [Member]	Accumulated other comprehensive income [Member]	Deficit [Member]	Total
Beginning balance at Dec. 31, 2021	$ 20,199,151	$ 3,784,761	$ 1,916,806	$ 0	$ 431,017	$ (22,079,390)	$ 4,252,345
Beginning balance (shares) at Dec. 31, 2021	28,992,429
Loss for the year						(6,574,638)	(6,574,638)
Private placement	$ 2,099,269		1,224,595				3,323,864
Private placement (shares)	2,636,000
Options exercised	$ 1,687,055	(731,055)					956,000
Options exercised (shares)	770,500
Warrants exercised	$ 270,900		(68,400)				202,500
Warrants exercised (shares)	150,000
Share-based payment expense		954,465					954,465
Cumulative translation adjustment					602,372		602,372
Share issuance costs	$ (24,722)						(24,722)
Shares issued on acquisition of water rights	$ 1,259,259		716,196				1,975,455
Shares issued on acquisition of water rights (shares)	925,926
Ending balance at Dec. 31, 2022	$ 25,490,912	4,008,171	3,789,197	0	1,033,389	(28,654,028)	5,667,641
Ending balance (shares) at Dec. 31, 2022	33,474,855
Loss for the year						(2,813,835)	(2,813,835)
Private placement	$ 265,002		184,998				450,000
Private placement (shares)	360,000
Options exercised	$ 652,335	(272,835)					379,500
Options exercised (shares)	238,500
Warrants exercised	$ 9,848		(2,348)				7,500
Warrants exercised (shares)	5,000
Share-based payment expense		1,176,190					1,176,190
Cumulative translation adjustment					(380,197)		(380,197)
Share issuance costs	$ (7,482)						(7,482)
Reserves - equity portion (convertible)				37,219			37,219
Convertible debenture bonus warrants			484,525				484,525
Ending balance at Dec. 31, 2023	$ 26,410,615	4,911,526	4,456,372	37,219	653,192	(31,467,863)	5,001,061
Ending balance (shares) at Dec. 31, 2023	34,078,355
Loss for the year						(5,135,576)	(5,135,576)
Options exercised	$ 813,050	(328,750)					484,300
Options exercised (shares)	463,000
Warrants exercised	$ 609,932		(182,882)				427,050
Warrants exercised (shares)	631,000
Shares issued on partial settlement of joint venture settlement obligation	$ 1,538,461						$ 1,538,461
Shares issued on partial settlement of joint venture settlement obligation (shares)	2,197,802						2,197,802
Share-based payment expense		334,534					$ 334,534
Cumulative translation adjustment					1,438,316		1,438,316
Ending balance at Dec. 31, 2024	$ 29,372,058	$ 4,917,310	$ 4,273,490	$ 37,219	$ 2,091,508	$ (36,603,439)	$ 4,088,146
Ending balance (shares) at Dec. 31, 2024	37,370,157